INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2014
Interest Bearing Deposits In Banks [Abstract]
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2013	2014
	(EUR in millions)
Placements in EUR	3,013	2,367
Placements in other currencies	320	409
Total	3,333	2,776
Maturity analysis:
Up to 3 months	2,907	2,341
From 3 months to 1 year	9	16
Over 1 year	417	419
Total	3,333	2,776